CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - £ / shares	Sep. 30, 2022	Jun. 30, 2022
Statement of Financial Position [Abstract]
Common stock par or stated value per share	£ 0.0025	£ 0.0025
Common stock shares authorized	79,411,245	79,411,245
Common stock shares issued	74,891,844	74,760,432
Common stock shares outstanding	74,891,844	74,760,432